Consolidated Statements of Comprehensive Loss (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commissions related party	$ 3,273,889	$ 2,918,296	$ 5,185,459
Related Party
Commissions related party	750,533	646,987	1,119,611
Vessels operating expenses related party	797,143	660,474	581,021
Dry-docking expenses related party	109,248	0	122,481
General and administrative expenses related party	7,670,556	3,304,116	5,265,799
Loss from contract cancellation related party	444,421	0	0
Interest income related party	$ 504,326	$ 675,856	$ 508,019